License Agreements - Vaccine Products License (Details)		9 Months Ended
	Apr. 10, 2020 USD ($) Milestone	Sep. 30, 2025 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Forgiveness of unrelated vendor payables		$ 2,142,297
Vaccine license and development agreement with TDT | Vaccine Products and Vaccine Diagnostics
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront payment of license agreement fees	$ 4,000,000
Annual maintenance fees	$ 400,000
Unpaid annual maintenance fees, short term debt interest rate (%)	1.50%
Number of developmental and regulatory milestone payments for first product development | Milestone	4
Maximum aggregate milestone commitment fund for first product development	$ 12,000,000
Number of developmental and regulatory milestone payments for each additional product development | Milestone	4
Maximum milestone commitment fund for each additional product development	$ 6,000,000
Vaccine license and development agreement with TDT | Vaccine Products and Vaccine Diagnostics | Net sales of period from first commercial sale until patent expires | Minimum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of royalty fees (%)	10.00%
Vaccine license and development agreement with TDT | Vaccine Products and Vaccine Diagnostics | Net sales of period from first commercial sale until patent expires | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of royalty fees (%)	15.00%
Vaccine license and development agreement with TDT | Vaccine Products and Vaccine Diagnostics | 10 years from first commercial sale of products
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of years from first commercial sale of products (in years)	10 years
Vaccine license and development agreement with TDT | Vaccine Products and Vaccine Diagnostics | 10 years from first commercial sale of products | Minimum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of royalty fees (%)	5.00%
Vaccine license and development agreement with TDT | Vaccine Products and Vaccine Diagnostics | 10 years from first commercial sale of products | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of royalty fees (%)	9.00%
CAR-T License and Vaccine License with TDT
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Forgiveness of unrelated vendor payables	$ 2,142,297